Financial Instruments	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
Financial Instruments

23.  FINANCIAL INSTRUMENTS

22.1 Financial instruments classified by type and category

a)	The detail of financial assets, classified by type and category, as of December 31, 2022 and 2021, is as follows:

	12-31-2022
	Financial assets at fair value through results	Financial assets measured at amortized cost	Financial assets at fair value through other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	127,854	—
Trade and other accounts receivable	—	1,602,605,620	—	—
Derivative instruments	1,902,642	—	162,288,499	2,230,787
Other financial assets	—	156,773	—	—
Total Current	1,902,642	1,602,762,393	162,416,353	2,230,787

Equity instruments	—	—	2,326,509	—
Trade and other accounts receivable	—	691,147,645	—	—
Derivative instruments	20,382	—	—	57,480,749
Total Non-current	20,382	691,147,645	2,326,509	57,480,749
Total	1,923,024	2,293,910,038	164,742,862	59,711,536

	12-31-2021
	Financial assets at fair value through results	Financial assets measured at amortized cost	Financial assets at fair value through other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	127,854	—
Trade and other accounts receivable	—	730,524,889	—	—
Derivative instruments	3,613,470	—	14,620,453	3,584,937
Other financial assets	—	118,547	—	—
Total Current	3,613,470	730,643,436	14,748,307	3,584,937

Equity instruments	—	—	2,358,143	—
Trade and other accounts receivable	—	522,134,341	—	—
Derivative instruments	—	—	—	37,020,922
Total Non-current	—	522,134,341	2,358,143	37,020,922
Total	3,613,470	1,252,777,777	17,106,450	40,605,859

b)	The detail of financial liabilities, classified by type and category, as of December 31, 2022 and 2021, is as follows:

	12-31-2022
	Financial liabilities at fair value through results	Financial liabilities measured at amortized cost	Financial liabilities at fair value through other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	55,977,988	—	—
Trade and other accounts payable	—	2,632,538,771	—	—
Derivative instruments	14,965,265	—	46,937,977	7,593,354
Other financial liabilities	—	19,020,636	—	—
Total Current	14,965,265	2,707,537,395	46,937,977	7,593,354

Interest-bearing loans	—	2,138,411,462	—	—
Trade and other accounts payable	—	1,455,405,575	—	—
Derivative instruments	—	—	—	45,391,794
Other financial liabilities	—	216,664,919	—	—
Total Non-current	—	3,810,481,956	—	45,391,794
Total	14,965,265	6,518,019,351	46,937,977	52,985,148

	12-31-2021
	Financial liabilities at fair value through results	Financial liabilities measured at amortized cost	Financial liabilities at fair value through other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	75,182,769	—	—
Trade and other accounts payable	—	1,978,051,397	—	—
Derivative instruments	3,843,088	—	3,396,389	11,647,943
Other financial liabilities	—	11,105,018	—	—
Total Current	3,843,088	2,064,339,184	3,396,389	11,647,943

Interest-bearing loans	—	1,868,805,671	—	—
Trade and other accounts payable	—	1,479,456,509	—	—
Derivative instruments	682,670	—	—	72,386,037
Other financial liabilities	—	148,557,059	—	—
Total Non-current	682,670	3,496,819,239	—	72,386,037
Total	4,525,758	5,561,158,423	3,396,389	84,033,980

The carrying value of trade receivables and payables approximates their fair value.

23.2 Derivative instruments

The risk management policy of the Group uses primarily interest rate and foreign exchange rate derivatives to hedge its exposure to interest rate and foreign currency risks.

The Company classifies its hedges as follows:

-	Cash flow hedges: Those that hedge the cash flows of the underlying hedged item.
-	Fair value hedges: Those that hedge the fair value of the underlying hedged item.
-	Non-hedge derivatives: Financial derivatives that do not meet the requirements established by IFRS to be designated as hedging instruments are recognized at fair value through profit or loss (financial assets held for trading).
a)	Assets and liabilities for hedge derivative instruments

As of December 31, 2022 and 2021, financial derivative qualifying as hedging instruments resulted in recognition of the following assets and liabilities in the statement of financial position:

	12-31-2022				12-31-2021
	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	21,188	2,629,290	—	—	—	432,151	6,532,657	—
Cash flow hedge	21,188	2,629,290	—	—	—	432,151	6,532,657	—
Exchange rate hedge:	2,209,599	54,851,459	7,593,354	45,391,794	3,584,937	36,588,771	5,115,286	72,386,037
Cash flow hedge	2,209,599	54,851,459	7,593,354	45,391,794	3,584,937	36,588,771	5,115,286	72,386,037
Total	2,230,787	57,480,749	7,593,354	45,391,794	3,584,937	37,020,922	11,647,943	72,386,037

-	General information Related to Hedging Derivative Instruments

Hedging derivative instruments and their corresponding hedged instruments are shown in the following table:

			Fair value of	Fair value of
Type of	Description	Description	hedged item	hedged item	Type
hedge	of hedged	of hedged	12-31-2022	12-31-2021	of
instrument	risk	item	ThCh$	ThCh$	risk hedged
SWAP	Exchange rate	Unsecured Obligations (Bonds)	8,260,069	(37,402,977)	Cash flow
SWAP	Interest rate	Loans with Related Companies	2,650,478	(6,100,506)	Cash flow
FORWARD	Exchange rate	Operational Income	2,606,439	(4,285,349)	Cash flow
FORWARD	Exchange rate	Property, plant & equipment investment	(1,592,476)	3,278,444	Cash flow
FORWARD	Exchange rate	Other	(5,198,122)	1,082,267	Cash flow

As of December 31, 2022 and 2021, the Group has not recognized significant gains or losses for ineffective cash flow hedges.

At the reporting date, the Group did not establish fair value hedging relationships.

b)	Financial derivative instruments assets and liabilities at fair value through profit or loss

As of December 31, 2022 and 2021, financial derivative transactions recognized at fair value through profit or loss resulted in the recognition of the following liabilities in the statement of financial position:

	12-31-2022				12-31-2021
	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-hedging derivative instrument	1,014,802	4,948,441	20,382	—	210,077	1,509,177	—	682,670
Total	1,014,802	4,948,441	20,382	—	210,077	1,509,177	—	682,670

These derivative instruments correspond to forward contracts entered into by the Group, the purpose of which is to hedge the exchange rate risk related to future obligations arising from civil works contracts linked to the construction of the Los Cóndores Plant. Although these hedges have an economic substance, they do not qualify for hedge accounting because they do not strictly comply with the hedge accounting requirements established in IFRS 9 Financial Instruments.

c)	Other information on derivatives:

The following table sets forth the fair value of hedging and non-hedging derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2022 and 2021:

	12-31-2022
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	2,650,478	—	42,793,000	—	—	—	42,793,000
Cash flow hedge	2,650,478	—	42,793,000	—	—	—	42,793,000
Exchange rate hedge:	4,075,910	322,052,096	364,502,500	53,674,459	—	—	740,229,055
Cash flow hedge	4,075,910	322,052,096	364,502,500	53,674,459	—	—	740,229,055
Derivatives not designated for hedge accounting	(3,913,257)	480,643,867	409,241	—	—	—	481,053,108
Total	2,813,131	802,695,963	407,704,741	53,674,459	—	—	1,264,075,163

	12-31-2021
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	(6,100,506)	337,876,000	—	42,234,500	—	—	380,110,500
Cash flow hedge	(6,100,506)	337,876,000	—	42,234,500	—	—	380,110,500
Exchange rate hedge:	(37,327,615)	264,384,743	110,432,048	344,081,268	53,306,308	—	772,204,367
Cash flow hedge	(37,327,615)	264,384,743	110,432,048	344,081,268	53,306,308	—	772,204,367
Derivatives not designated for hedge accounting	(1,981,770)	26,610,132	10,387,480	339,050	—	—	37,336,662
Total	(45,409,891)	628,870,875	120,819,528	386,654,818	53,306,308	—	1,189,651,529

The notional amount of the contracts entered into does not represent the risk assumed by the Group, as this amount only relates to the basis on which the derivative settlement calculations are made.

23.3 Fair value hierarchies

Financial instruments recognized at fair value in the consolidated statement of financial position are classified based on the hierarchies described in Note 3.h.

The following table presents financial assets and liabilities measured at fair value as of December 31, 2022 and 2021:

		Fair Value Measured at End of Reporting Period Using:
	12-31-2022	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	59,711,536	—	59,711,536	—
Financial derivatives not designated for hedge accounting	1,035,184	—	1,035,184	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	887,840	—	887,840	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	162,288,498	—	162,288,498	—
Equity instruments at fair value through other comprehensive income	2,454,363	2,326,509	127,854	—
Total	226,377,421	2,326,509	224,050,912	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	52,985,148	—	52,985,148	—
Financial derivatives not designated for hedge accounting	4,948,441	—	4,948,441	—
Derivatives of commodities designated as cash flow hedges at fair value through profit or loss	10,016,824	—	10,016,824	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	46,937,977	—	46,937,977	—
Total	114,888,390	—	114,888,390	—

		Fair Value Measured at End of Reporting Period Using:
	12-31-2021	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	40,605,859	—	40,605,859	—
Financial derivatives not designated for hedge accounting	210,077	—	210,077	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	3,403,393	—	3,403,393	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	14,620,453	—	14,620,453	—
Equity instruments at fair value through other comprehensive income	2,485,997	2,358,143	127,854	—
Total	61,325,779	2,358,143	58,967,636	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	84,033,980	—	84,033,980	—
Financial derivatives not designated for hedge accounting	2,191,847	—	2,191,847	—
Derivatives of commodities designated as cash flow hedges at fair value through profit or loss	2,333,911	—	2,333,911	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	3,396,389	—	3,396,389	—
Total	91,956,127	—	91,956,127	—